Consolidated Statements of Operations (USD $)	12 Months Ended			138 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Grant revenue	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019
Operating expenses:
Research and development	3,043,522	4,276,375	4,793,956	28,674,198
General and administrative	1,752,765	2,972,555	3,162,134	19,400,424
	4,796,287	7,248,930	7,956,090	48,074,622
Loss from operations	(2,138,960)	(2,349,045)	(2,770,833)	(25,105,603)
Other income (expense):
Interest income	3,820	2,219	23,505	344,130
Interest expense				(5,669)
	3,820	2,219	23,505	338,461
Net loss	$ (2,135,140)	$ (2,346,826)	$ (2,747,328)	$ (24,767,142)
Basic and diluted:
Loss per common share (in Dollars per share)	$ (0.12)	$ (0.15)	$ (0.18)	$ (2.09)
Weighted average shares outstanding (in Shares)	18,315,669	15,735,541	15,651,308	11,871,955